TAX STATUS	12 Months Ended
Jun. 30, 2025
EBP France
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The Plan and the underlying FCPE’s are subject to the tax laws of France. The Plan and the underlying FCPE’s are tax-exempt according to French tax law. Thus, no provision for income taxes has been reflected in the accompanying financial statements.